Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent events
15.	Subsequent events

In January 2018, the charter for GSL Tianjin to CMA CGM was extended with effect from January 26, 2018 at a fixed rate of $11,900 per day for a period of eight to 12 months, at charterer’s option.

In February 2018, the charter for OOCL Qingdao to OOCL was extended with effect from March 11, 2018 at a fixed rate of $14,000 per day. Redelivery is now between January 1, 2019 and March 15, 2019, at the charterer’s option.

On March 1, 2018, the Company announced that it had agreed to acquire a 2005-built, 2,800 TEU containership for a purchase price of $11.3 million. Following delivery, which is expected to be during the second quarter of 2018 once the existing charter terminates, the vessel will commence charter employment with CMA CGM for a period of 12 months at a fixed rate of $9,000 per day.

A dividend of $54.6875 per Series B Preferred Share was declared on March 1, 2018 for the first quarter 2018.